INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision
The Company’s income tax provision is as follows:

	Year ended December 31,
	2017	2016	2015
Current tax expense (benefit):
Local	$3,622	$--	$--
Foreign (*)	6,070	5,948	(8,473)
Deferred tax expense (benefit):
Local (see F below)	(82,370)	--	--
Foreign(*) (see E below)	(27,210)	(4,516)	(3,805)
Income tax expense (benefit)	$(99,888)	$1,432	$(12,278)

Schedule of Profit (Loss) Before Taxes
	Year ended December 31,
	2017	2016	2015
Profit (loss) before taxes:
Domestic	$198,008	$168,668	$(59,797)
Foreign (*)	3,760	41,930	18,392
Total profit (loss) before taxes	$201,768	$210,598	$(41,405)

(*) Foreign are provisions related to Tower’s Japanese and US subsidiaries.

Schedule of Deferred Tax Asset/Liability
The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of the respective dates (*)

	As of December 31,
	2017	2016
Net deferred tax asset - current: (**)
Net operating loss carryforward	$-	$797
Employees benefits and compensation	-	3,895
Others	-	5,480
	-	10,172
Valuation allowance, see F below	-	(3,014)
Total net current deferred tax asset	$-	$7,158

	As of December 31,
	2017	2016
Deferred tax asset and liability - long-term: (**)
Deferred tax assets:
Net operating loss carryforward	$103,197	$306,496
Employees benefits and compensation	4,895	2,405
Accruals and reserves	2,415	-
Research and development	1,707	1,940
Others	6,129	3,403
	118,343	314,244
Valuation allowance, see F below	(5,807)	(279,898)
Deferred tax assets	$112,536	$34,346
Deferred tax liabilities:
Depreciation and amortization	(77,092)	(96,242)
Gain on TPSCo acquisition	(15,957)	(30,653)
Others	(559)	(2,684)
Deferred tax liabilities	$(93,608)	$(129,579)

Presented in long term deferred tax assets	$82,852	$--
Presented in long term deferred tax liabilities	$(63,924)	$(95,233)

(*)deferred tax assets and liabilities relating to Tower for 2017 are computed based on the Israeli preferred enterprise tax rate of 7.5% and for 2016 are computed based on the effective Israeli statutory tax rate of 20%.
(**) In 2017, the Company adopted ASU 2015-17 regarding classification of deferred taxes, prospectively, following which, effective 2017, deferred taxes are not presented as current assets.

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance at January 1, 2017	$8,969
Additions for tax positions	8,753
Reduction of prior years’ provision	(2,436)
Balance at December 31, 2017	$15,286

Unrecognized tax benefits
Balance at January 1, 2016	$13,538
Additions for tax positions of current year	157
Expiration of prior years’ provision due to TJP closure	(6,472)
Additions for tax positions of prior years	779
Translation differences	967
Balance at December 31, 2016	$8,969

Unrecognized tax benefits
Balance at January 1, 2015	$24,961
Reduction in tax positions of current year	(623)
Reduction due to statute of limitation of prior years	(10,758)
Translation differences	(42)
Balance at December 31, 2015	$13,538

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2017	2016	2015
Tax expense (benefit) computed at statutory rates, see (*) below	$48,433	$52,650	$(10,972)
Effect of tax rate change on deferred tax liabilities, net(**)	(16,078)	--	--
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(33,298)	(4,772)	6,108
Gain on acquisition	--	(10,450)	--
Tax benefits for which deferred taxes were not recorded, see F below	(15,103)	(23,489)	11,687
Change in Valuation allowance, see F below	(82,772)	(6,212)	(11,153)
Permanent differences and other, net	(1,070)	(6,295)	(7,948)
Income tax expense (benefit)	$(99,888)	$1,432	$(12,278)

(*) The tax expense (benefit) was computed based on Tower’s regular corporate tax rate of 24% for 2017, 25% for 2016 and 26.5% for 2015
(**) Reduction in tax rates due to the U.S. Tax Reform and reduction in income tax rates in Japan.